ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	6 Months Ended
Jun. 30, 2014
Accounts payable and accrued expenses

As of June 30, 2014 and December 31, 2013, accounts payable and accrued expenses are as follows:

	June 30, 2014	December 31, 2013
Accounts payable	$2,594,175	$137,919
VIP earn out	5,037,900	—
FIN penalty shares	3,224,813	—
Accrued interest	3,591,097	—
Other accrued expenses	4,883,365	168,281

	$19,331,350	$306,200